Consolidated statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit for the period	[1],[2]	$ 18,071	$ 8,931
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	[2]	549	(6,246)
– fair value gains/(losses)	[2]	804	(8,120)
– fair value gains transferred to the income statement on disposal	[2]	(63)	(52)
– expected credit (recoveries)/losses recognised in the income statement	[2]	(3)	17
– income taxes	[2]	(189)	1,909
Cash flow hedges	[2]	(1,062)	(2,063)
– fair value losses	[2]	(1,700)	(1,646)
– fair value (gains)/losses reclassified to the income statement	[2]	227	(1,127)
– income taxes and other movements	[2]	411	710
Share of other comprehensive income/(expense) of associates and joint ventures	[2]	101	(142)
– share for the period	[2]	101	(142)
Net finance income/(expenses) from insurance contracts	[2],[3]	(101)	1,360
– before income taxes	[2]	(136)	1,833
– income taxes	[2]	35	(473)
Exchange differences	[2]	(347)	(8,382)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on property revaluation	[2]	1	0
Remeasurement of defined benefit asset/(liability)	[2]	(112)	95
– before income taxes	[2]	(105)	(132)
– income taxes	[2]	(7)	227
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	[2]	(653)	2,263
– before income taxes	[2]	(867)	3,030
– income taxes	[2]	214	(767)
Equity instruments designated at fair value through other comprehensive income	[2]	7	158
– fair value gains	[2]	7	158
Effects of hyperinflation	[2]	578	428
Other comprehensive expense for the period, net of tax	[2]	(1,039)	(12,529)
Total comprehensive income/(expense) for the period	[2]	17,032	(3,598)
Attributable to:
– ordinary shareholders of the parent company	[2]	15,986	(4,405)
– other equity holders	[2]	542	626
– non-controlling interests	[2]	504	181
Total comprehensive income/(expense) for the period	[2]	$ 17,032	$ (3,598)

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[3]	Net finance income/(expense) from insurance contracts in other comprehensive income is the amount that offsets the effective interest rate and expected credit losses on supporting assets that have been designated at fair value through other comprehensive income. In the first half of 2023, movements in net finance income/(expense) from insurance contracts of $(101)m (1H22: $1,360m) was booked, and offsetting fair value through other comprehensive income (‘OCI‘) movements on supporting assets of $108m was recorded (1H22: ($1,439m)